Note 8 - Stockholders' Equity (Details) - Nonvested Stock Options (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Nonvested Stock Options [Abstract]
Shares Nonvested		3,013,933		4,045,218		2,178,318
Weighted-Average Grant Date Fair Value - Nonvested		$ 0.52		$ 0.56		$ 0.87
Shares Granted	417,000	1,219,500	[1]	3,097,400	[1]
Weighted-Average Grant Date Fair Value - Granted		$ 0.63		$ 0.48
Shares Forfeited	(130,000)	(94,833)		(258,516)
Weighted-Average Grant Date Fair Value - Forfeited		$ 0.76		$ 0.85
Shares Vested		(2,155,952)		(971,984)
Weighted-Average Grant Date Fair Value - Vested		$ 0.58		$ 1.04

[1]	All options granted during the years ended December 31, 2012 and 2013 were granted with exercise prices which were deemed to be the fair market value of the Company's stock on the date of grant, except for 200,000 options granted in December 2013 that have an exercise price of $1.75, which was deemed to be above market.